Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,899,000
Previously Paid Amount	0.00
Total Fee Amount	290.74
Total Offset Amount	0.00
Net Fee	290.74
Narrative - Max Aggregate Offering Price	$ 1,899,000
Final Prospectus	true